Accounts Payable and Accrued Expenses - Schedule of Accounts Payable and Accrued Expenses (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Accounts Payable and Accrued Expenses [Abstract]
Accounts payable	$ 536,038	$ 501,921
Accrued expenses	333,244	463,686
Accounts payable and accrued expenses	$ 869,282	$ 965,607